REVENUE (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		¥ 6,867	¥ 12,969
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	$ 1,052
Sale of copper ores [Member] | Type of goods [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		6,867	12,969
Sale of copper ores [Member] | Type of goods [Member] | USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	1,052
Mainland China [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		6,867	12,969
Mainland China [Member] | USD [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	1,052
Goods transferred at a point in time [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		¥ 6,867	¥ 12,969
Goods transferred at a point in time [Member] | USD [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	$ 1,052